UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment           [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

This filing lists securities holdings reported on a Form 13F filed on June 30, 2001 pursuant to a request for confidential treatment for which confidential treatment expired on December 31, 2001

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   January 28, 2002


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7
                                         -

Form 13F Information Table Value Total:  46,863
                                         ------

List of Other Included Managers:  None


                           Title/                      Value    Shrs or   Shr/ Put/          Invest          Voting
     Name of Issuer        Class           CUSIP      (X1000)   Prn Amt   Prn  Call   Mang   Discrt   Sole   Shared     Other
     --------------        -----           -----      -------   -------   ---  ----   ----   ------   ----   ------     -----
BARNES & NOBLE INC         SUBNTCV144A09   067774AC3     1386     1000000   SH      DEFINED    01     0      1000000      0
CELL THERAPEUTICS INC      SUBNTCV144A08   150934AA5     8176     8000000   SH      DEFINED    01     0      8000000      0
COR THERAPEUTICS INC       SUBNTCV5%07     217753AD4     5334     5000000  PAR      DEFINED    01     0      5000000      0
GENZYME CORP               SBDEBCV144A21   372917AJ3     1077     1000000   SH      DEFINED    01     0      1000000      0
SEPRACOR INC               SUBDBCONV7%05   817315AH7     6028     7000000  PAR      DEFINED    01     0      7000000      0
SIEBEL SYS INC             SBNTCV5.5%06    826170AC6    24557    11500000  PAR      DEFINED    01     0      1.2E+07      0
XO COMMUNICATIONS INC      SBNTCV144A09    983764AA9      305     1500000   SH      DEFINED    01     0      1500000      0

                        Total Market Value =            46863

